Shareholder Report, Line Graph (Details) - USD ($)	8 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000073498
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class AAA
C000002843
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class C
C000002844
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class I
C000002841
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
MSCI USA Value Index
Account Value [Line Items]
Account Value	10,000	23,198	20,289	18,573	19,809	15,577	15,430	12,272	13,222	11,460	9,806
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
MSCI USA Value Index
Account Value [Line Items]
Account Value	10,000	23,198	20,289	18,573	19,809	15,577	15,430	12,272	13,222	11,460	9,806
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
MSCI USA Value Index
Account Value [Line Items]
Account Value	10,000	23,198	20,289	18,573	19,809	15,577	15,430	12,272	13,222	11,460	9,806
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
MSCI USA Value Index
Account Value [Line Items]
Account Value	$ 10,000	$ 23,198	$ 20,289	$ 18,573	$ 19,809	$ 15,577	$ 15,430	$ 12,272	$ 13,222	$ 11,460	$ 9,806